Accounts payable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Accounts payable
11	Accounts payable

	12/31/2023	12/31/2022
Dividends payable	3,791	4,363
Treasury shares acquisition	—	839
Lease payable – prior month expense	2,161	2,056
Other payables	68	70

	6,020	7,328